Borrowings - Components of short-term borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Abstract]
Short-term bank borrowings	$ 430,174	$ 310,587
Long-term bank borrowings due within one year	14,670	72
Total short-term borrowings	$ 444,844	$ 310,659